Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2025 (remaining six months)	$ 13.3
2026	26.1
2027	27.6
2028	29.6
2029	31.6
Thereafter	585.8
Total	714.0	$ 727.9
Long-term debt, repayable	$ 12.9